11. NON-INTEREST EXPENSE (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Occupancy, equipment and data processing expenses
	Year Ended September 30,
	2012	2011	2010

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,508	$2,278	$2,398
Equipment, including depreciation, telephone,
etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403

	$6,500	$6,120	$6,329

Other operating expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Stationery, printing and postage	$979	$1,048	$1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583

	$4,548	$4,216	$4,334